Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc.

Wells Fargo Bank, National Association

(together, the “Company”)

Wells Fargo Securities, LLC

Bank of America, N.A.

BofA Securities, Inc.

Natixis Real Estate Capital LLC

Natixis Securities Americas LLC

SG Americas Securities, LLC

Societe Generale Financial Corporation

(collectively, the “Specified Parties”):

Re: BX Commercial Mortgage Trust 2025-BCAT – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Project Bobcat_Accounting Tape.xlsx” provided by the Company on July 22, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and 67 related properties (the “Properties”) as of August 1, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by BX Commercial Mortgage Trust 2025-BCAT, Commercial Mortgage Pass-Through Certificates, Series 2025-BCAT (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected bythe Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed SOFR” means the rate of 4.35000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Calculation Methodology and Assumed SOFR.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	For the Mortgage Loan and Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	For the Mortgage Loan and Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

July 22, 2025

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Control Number	Provided by the Company
Property Name	Provided by the Company
Number of Properties	Provided by the Company
Allocated Mortgage Loan Amount ($)	Provided by the Company
Address	Appraisal Report; Phase I Environmental Report
City	Appraisal Report; Phase I Environmental Report
State	Appraisal Report; Phase I Environmental Report
Zip Code	Appraisal Report; Phase I Environmental Report
Specific Property Type	Underwriting File
Year Built	Underwriting File
Total SF	Rent Roll
Clear Heights (ft)	Underwriting File
Dock Doors (#)	Underwriting File
% Office (SF)	Underwriting File
Appraised Value ($)	Appraisal Report; Appraisal Matrix
Portfolio Appraised Value	Appraisal Report
Portfolio Appraised Value Date	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II (Y/N)	Phase II Environmental Report
Environmental Phase II Report Date	Phase II Environmental Report
PML or SEL (%)	Seismic Report
Seismic Report Date	Seismic Report
Occupancy (%)	Rent Roll
Occupancy Date	Rent Roll

ATTACHMENT A

Attribute	Source Document(s)
Largest Tenant by UW Gross Rent	Rent Roll
Largest Tenant Sq Ft by UW Gross Rent	Rent Roll
Largest Tenant Lease Expiration by UW Gross Rent	Rent Roll
Second Largest Tenant by UW Gross Rent	Rent Roll
Second Largest Tenant Sq Ft by UW Gross Rent	Rent Roll
Second Largest Tenant Lease Expiration by UW Gross Rent	Rent Roll
Third Largest Tenant by UW Gross Rent	Rent Roll
Third Largest Tenant Sq Ft by UW Gross Rent	Rent Roll
Third Largest Tenant Lease Expiration by UW Gross Rent	Rent Roll
Underwritten EGI ($)	Underwriting File
Underwritten Expenses ($)	Underwriting File
Underwritten Net Operating Income ($)	Underwriting File
Underwritten TI/LCs ($)	Underwriting File
Underwritten Replacement Reserve ($)	Underwriting File
Underwritten Net Cash Flow ($)	Underwriting File
Note Date	Provided by the Company
First Payment Date	Provided by the Company
Maturity Date or Anticipated Repayment Date	Provided by the Company
Fully Extended Maturity Date or Anticipated Repayment Date	Provided by the Company
Spread	Provided by the Company
Assumed SOFR	Provided by the Company
Strike Rate	Provided by the Company
Trustee/Certificate Administrator Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company

ATTACHMENT A

Attribute	Source Document(s)
CREFC Fee Rate	Provided by the Company
Interest Accrual Basis	Draft Loan Agreement
Trust Notes Original Principal Balance ($)	Provided by the Company
Trust Notes Loan Level Cut-Off Date Balance ($)	Provided by the Company
Trust Notes Balloon Payment ($)	Provided by the Company
Prepayment Restriction Code	Provided by the Company
Amortization Term (Original)	Draft Loan Agreement
Extension Options Description	Draft Loan Agreement
IO Period	Provided by the Company
Loan Amortization Type	Draft Loan Agreement
ARD Loan (Y/N)	Draft Loan Agreement
Affiliated Sponsor (Y/N)	Draft Loan Agreement
Lien Position	Provided by the Company
Title Vesting (Fee/Leasehold/Both)	Provided by the Company
Ground Lease Initial Expiration Date	Provided by the Company
Type of Lockbox	Draft Cash Management Agreement
Engineering Escrow/Deferred Maintenance	Draft Loan Agreement
Environmental Escrow	Draft Loan Agreement
Springing Environmental Escrow Description	Draft Loan Agreement
Tax Escrow (Initial)	Draft Loan Agreement
Tax Escrow (Monthly)	Draft Loan Agreement
Springing Tax Escrow Description	Draft Loan Agreement
Insurance Escrow (Initial)	Draft Loan Agreement
Insurance Escrow (Monthly)	Draft Loan Agreement
Springing Insurance Escrow Description	Draft Loan Agreement
Replacement Reserve (Initial)	Draft Loan Agreement
Replacement Reserve (Monthly)	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Springing Replacement Reserve Description	Draft Loan Agreement
TI/LC Reserve (Initial)	Draft Loan Agreement
TI/LC Reserve (Monthly)	Draft Loan Agreement
Springing TI/LC Reserve Description	Draft Loan Agreement
Ground Lease Reserve (Initial)	Draft Loan Agreement
Ground Lease Reserve (Monthly)	Draft Loan Agreement
Springing Ground Lease Reserve Description	Draft Loan Agreement
Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow I (Initial)	Provided by the Company
Other Escrow I (Monthly)	Draft Loan Agreement
Springing Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow II Reserve Description	Draft Loan Agreement
Other Escrow II (Initial)	Draft Loan Agreement
Other Escrow II (Monthly)	Draft Loan Agreement
Springing Other Escrow II Reserve Description	Draft Loan Agreement
Existing Mezzanine Debt (Y/N)	Draft Loan Agreement
Existing Unsecured Debt (Y/N)	Draft Loan Agreement
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Initial Loan Balance	Allocated Mortgage Loan Amount ($) divided by the aggregate of the total Allocated Mortgage Loan Amount ($)
Mortgage Loan Cut-off Date LTV (Portfolio Value)	Trust Notes Loan Level Cut-Off Date Balance ($) divided by Portfolio Appraised Value
Mortgage Loan Balloon LTV (Portfolio Value)	Trust Notes Balloon Payment ($) divided by Portfolio Appraised Value
UW NCF DSCR	Underwritten Net Cash Flow ($) divided by the product of Trust Notes Loan Level Cut-Off Date Balance ($), Interest Accrual Basis on an annualized basis and Mortgage Rate
Cut-Off Date UW NOI Debt Yield	Underwritten Net Operating Income ($) divided by Trust Notes Loan Level Cut-Off Date Balance ($)
Cut-Off Date UW NCF Debt Yield	Underwritten Net Cash Flow ($) divided by Trust Notes Loan Level Cut-Off Date Balance ($)
Monthly Debt Service Amount ($)	Trust Notes Loan Level Cut-Off Date Balance ($) multiplied by Interest Accrual Basis on an annualized basis multiplied by Mortgage Rate, divided by 12
Mortgage Rate	Assumed SOFR plus Spread
Underwritten NOI DSCR at Cap	Underwritten Net Operating Income ($) divided by the product of Trust Notes Loan Level Cut-Off Date Balance ($), Interest Accrual Basis on an annualized basis and the sum of the Strike Rate and Spread
Amortization Term (Remaining)	Amortization Term (Original) minus Seasoning, or if Amortization Term (Original) is “NAP,” show “NAP”
Loan Term (Original)	Number of monthly payments between and including the First Payment Date and Maturity Date or Anticipated Repayment Date
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date, subject to a minimum of 0

B-1